Statutory Reserve	9 Months Ended
Sep. 30, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Statutory Reserve

NOTE 11 - STATUTORY RESERVE

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). Yangshuo did not make appropriations to statutory reserve for the quarter ended September 30, 2017, fiscal years ended December 31, 2016 and 2015 as the entity has incurred book loss and tax loss in those periods.